CONTINGENT CONSIDERATION	6 Months Ended
Jun. 30, 2015
CONTINGENT CONSIDERATION [Abstract]
CONTINGENT CONSIDERATION

NOTE 5:-CONTINGENT CONSIDERATION

The fair value of the Contingent Considerations was estimated based several factors of which the most significant is the Company's revenue projections. The company used a Monte Carlo Simulation of the triangular model with a discount rate of 16%. Contingent Considerations are revalued to current fair value at each reporting date. Any change in the fair value as a result of time passage is recognized in the financial expenses; any other changes in significant inputs such as the discount rate, the discount period or other factors used in the calculation, is recognized in operation expenses in the consolidated results of operations in the period the estimated fair value changes. Contingent Considerations will continue to be accounted for and measured at fair value until the contingencies are settled during fiscal years 2016 and 2017. Accretion of the Contingent Considerations is included in financial expenses, net.